Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax provision	$ 194	$ 187	$ 116
State income taxes, net of U.S. federal tax benefit	23	17	7
Foreign income tax expense	119	108	52
U.S. benefit of foreign taxes	(71)	(106)	(46)
Foreign losses not subject to U.S. tax	0	0	(7)
Nontaxable liquidation of subsidiaries	0	(628)	0
Corporate restructuring	482	0	0
Change in deferred tax asset valuation allowance	(65)	14	8
Change in basis difference in foreign subsidiaries	27	11	13
Provision (benefit) for uncertain tax positions	(139)	18	5
Non-deductible share-based compensation	0	23	11
Non-deductible goodwill	0	13	0
Other, net	(6)	(5)	(5)
Income tax benefit (expense)	$ 564	$ (348)	$ 154